UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/17

Item 1. Schedule of Investments.

FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Real Estate Securities Fund
	Shares	Value

Common Stocks 99.3%
Diversified REITs 4.0%
Spirit Realty Capital Inc	628,700	$6,613,924
VEREIT Inc	1,194,800	10,191,644
Washington REIT	58,000	1,824,100
		18,629,668
Health Care REITs 10.7%
HCP Inc	378,100	11,463,992
Physicians Realty Trust	285,000	5,286,750
Ventas Inc	282,520	17,423,008
Welltower Inc	227,000	15,050,100
		49,223,850
Hotel & Resort REITs 5.1%
Host Hotels & Resorts Inc	597,400	10,795,018
Summit Hotel Properties Inc	443,800	7,025,354
Sunstone Hotel Investors Inc	379,835	5,591,171
		23,411,543
Hotels, Resorts & Cruise Lines 0.6%
Hilton Worldwide Holdings Inc	47,633	2,742,708
Industrial REITs 8.9%
Duke Realty Corp	406,500	9,890,145
First Industrial Realty Trust Inc	286,100	7,395,685
Prologis Inc	378,861	18,507,360
Rexford Industrial Realty Inc	228,200	5,182,422
		40,975,612
Office REITs 17.3%
Alexandria Real Estate Equities Inc	112,900	12,511,578
Boston Properties Inc	116,300	15,223,670
Brandywine Realty Trust	314,600	5,065,060
Highwoods Properties Inc	182,000	9,356,620
Kilroy Realty Corp	145,200	10,868,220
Mack-Cali Realty Corp	273,400	7,660,668
SL Green Realty Corp	90,100	9,818,197
Vornado Realty Trust	87,845	9,338,802
		79,842,815
Residential REITs 17.3%
American Homes 4 Rent, A	454,000	10,115,120
Apartment Investment & Management Co., A	212,300	9,356,061
AvalonBay Communities Inc	103,772	17,984,725
Camden Property Trust	98,300	8,214,931
Education Realty Trust Inc	116,500	4,684,465
Equity Lifestyle Properties Inc	132,900	9,826,626
Equity Residential	192,144	11,676,591
Essex Property Trust Inc	23,563	5,285,181
UDR Inc	73,762	2,577,982
		79,721,682
Retail REITs 24.7%
CBL & Associates Properties Inc	267,200	2,899,120
Federal Realty Investment Trust	26,200	3,679,266
GGP Inc	436,300	10,837,692
Kimco Realty Corp	337,300	8,395,397

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN REAL ESTATE SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)
	Shares	Value

Common Stocks (continued)
Retail REITs (continued)
The Macerich Co	40,021	$2,749,043
National Retail Properties Inc	134,100	5,846,760
Realty Income Corp	224,200	13,369,046
Regency Centers Corp	151,100	10,536,203
Retail Properties of America Inc., A	419,900	6,285,903
Simon Property Group Inc	221,900	40,778,563
Weingarten Realty Investors	248,000	8,836,240
		114,213,233
Specialized REITs 10.7%
Coresite Realty Corp	85,500	7,364,115
CubeSmart	245,600	6,171,928
CyrusOne Inc	95,800	4,613,728
Digital Realty Trust Inc	135,300	14,562,339
Extra Space Storage Inc	13,700	987,085
Public Storage	72,300	15,544,500
		49,243,695
Total Common Stocks (Cost $276,267,467)		458,004,806

Short Term Investments (Cost $3,458,283) 0.8%

Money Market Funds 0.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	3,458,283	3,458,283
Total Investments (Cost $279,725,750) 100.1%		461,463,089
Other Assets, less Liabilities (0.1)%		(416,212)
Net Assets 100.0%		$461,046,877

See Abbreviations on page 5.

[a]See Note 5 regarding investments in affiliated management investment companies.
[b]The rate shown is the annualized seven-day yield at period end.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$308,911,526

Unrealized appreciation	$185,512,589
Unrealized depreciation	(32,961,026)
Net unrealized appreciation (depreciation)	$152,551,563

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.15%	5,353,674	71,111,723	(73,007,114)	3,458,283	$3,458,283	$292	$-	0.0%[a]

[a]Rounds to less than 0.1%.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
REIT Real Estate Investment Trust

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2017